Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The following table sets forth additional compensation information for our principal executive officer (“PEO”), Mr. Kramer, and our NEOs other than Mr. Kramer
(“Non-PEO
NEOs”), calculated in accordance with applicable SEC rules, for fiscal years 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (5)	Company Selected Measure Adjusted EBITDA ($) (6)
					Total Shareholder Return (BFAM) (4)	Peer Group Total Shareholder Return (Russell Midcap Growth Index) (4)
							(in thousands)
2022 (*)	3,258,891	(3,276,385)	1,437,903	(519,387)	$41.97	$112.00	80,641	316,994
2021	4,237,306	(70,237)	1,507,741	88,941	$83.74	$152.84	70,459	272,068
2020	2,895,627	4,888,039	1,052,320	1,872,690	$115.09	$135.59	26,992	224,396

(*)
Amounts included for 2022 include amounts reported for Ms. Marshall converted from British pounds to U.S. dollars using an exchange rate of 1.2374 U.S. dollars per 1.00 British pound, which was the average exchange rate for fiscal year 2022.

(1)
Reflects the total compensation reported for our PEO, Mr. Kramer, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Kramer served as PEO for each of the covered fiscal years presented.

(2)
See below for calculation of “compensation actually paid” or “CAP” to the PEO and
Non-PEO
NEOs. The dollar amounts reported represent the amount of CAP as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or
Non-PEO
NEOs during the covered fiscal year, but reflect (i) the fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, (ii) the change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that were outstanding and unvested at the end of the covered fiscal year, and (iii) the change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

(3)
Reflects the average total compensation reported for our
Non-PEO
NEOs in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. For 2022, reflects compensation information for Mr. Casagrande and Mses. Boland, Burke Afonso, and Marshall. For 2021 and 2020, reflects compensation information for Mr. Casagrande and Mses. Boland and Burke Afonso as well as Ms. Bearfield, the Company’s former Chief Human Resources Officer. Ms. Marshall was not an executive officer in 2021 and 2020.

(4)
Reflects cumulative total shareholder return if $100 was invested as of December 31, 2019. Reflects the total shareholder return of the Russell Midcap Growth Index, as of December 31, 2022, 2021 and 2020, respectively, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The constituent companies of the Russell Midcap Growth Index are attached to this Proxy Statement on
Appendix A
. The Russell Midcap Growth Index is the index used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s 2022 Annual Report. The Company selected the Russell Midcap Growth Index as a comparable as there is a lack of public company comparables in our industry, with most of our peers operating as private companies or divisions of larger diversified companies, and there are no widely recognized published industry indices. We determined that an equity index for companies with similar market capitalization and growth objectives would provide for an appropriate peer group, and we believe the Russell Midcap Growth Index provides the best means of comparison to the Company. The Russell Midcap Growth Index is a subset of the Russell 1000 Index and is composed of select companies from the 800 smallest companies of the Russell 1000 Index (Russell Midcap Index) that display higher price-to-book
ratios and higher forecasted growth values.
Source: Zacks Investment Research, Inc. Used with permission. All rights reserved. Copyright 1980-2023.

(5)	Reflects “Net Income” in the Company’s Consolidated Statement of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
(6)
The Company-selected measure is Adjusted EBITDA which is further described under Pay versus Performance: Most Important Measures below. Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our Annual Reports on Form
10-K
for 2022, 2021 and 2020 for additional information on Adjusted EBITDA and a reconciliation of this non-GAAP
financial measure to its respective measure determined under GAAP.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our PEO’s “Total” compensation as reported in the Summary
Compensation
Table for each covered fiscal year:

Year	Summary Compensation Table Total for PEO ($) (1)	Summary Compensation Table Reported Value of Equity Awards for PEO ($) (2)(3)	Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Compensation Actually Paid to PEO ($)
2022	3,258,891	(2,300,203)	179,157	(4,458,298)	44,068	(3,276,385)
2021	4,237,306	(3,009,591)	1,736,085	(3,033,614)	(422)	(70,237)
2020	2,895,627	(2,259,271)	2,342,263	1,590,266	319,154	4,888,039

(1)	Reflects the total compensation reported for our PEO, Mr. Kramer , in the Summary Compensation Table for years 2022, 2021 and 2020.
(2)	Represents the grant date fair value of the equity awards to our PEO as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for years 2022, 2021 and 2020.
(3)
The amounts included related to purchased restricted stock awards represent the grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all restricted stock awards granted in 2022, 2021, and 2020 less the 50% purchase price paid by Mr. Kramer for such awards. The following amounts were paid in cash on the grant date by Mr. Kramer upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Purchase Price Paid by PEO ($)	Shares of Restricted Stock (#)
2022	1,210,814	18,800
2021	3,009,591	37,700
2020	2,259,271	26,600

(4)	Represents the year-end fair value for equity awards to our PEO. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values and purchased restricted stock fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year.

To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our other NEOs as reported in the Summary Compensation Table for each applicable year:

Year	Average Summary Compensation Table Total for Non-PEO NEOs($) (1)	Average Summary Compensation Table Reported Value of Equity Awards for Non- PEO NEOs ($) (2)(3)	Average Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Average Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Average Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,437,903	(913,202)	180,437	(1,242,662)	18,136	(519,387)
2021	1,507,741	(956,084)	683,432	(1,055,642)	(90,506)	88,941
2020	1,052,320	(664,946)	841,424	418,422	225,470	1,872,690

(1)	Reflects the average total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for years 2022, 2021 and 2020.
(2)
Represents the average of the grant date fair value of the equity awards to our
Non-PEO
NEOs as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for years 2022, 2021 and 2020.

(3)
The amounts included related to purchased restricted stock awards represent the average grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all restricted stock awards granted in 2022, 2021, and 2020 to our
Non-PEO
NEOs less the 50% purchase price paid by each for such awards. The following amounts were the total paid in cash on the grant date by our
Non-PEO
NEOs upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Total Purchase Price Paid by Non-PEO NEOs ($)	Total Shares of Restricted Stock (#)
2022	981,210	15,235
2021	2,196,922	27,520
2020	2,057,126	24,220

(4)	Represents the average year-end fair value for equity awards to our Non-PEO NEOs. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values, the purchased restricted stock fair values and the RSU fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Reflects the average total compensation reported for our
Non-PEO
	NEOs in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. For 2022, reflects compensation information for Mr. Casagrande and Mses. Boland, Burke Afonso, and Marshall. For 2021 and 2020, reflects compensation information for Mr. Casagrande and Mses. Boland and Burke Afonso as well as Ms. Bearfield, the Company’s former Chief Human Resources Officer. Ms. Marshall was not an executive officer in 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]
(4)
Reflects cumulative total shareholder return if $100 was invested as of December 31, 2019. Reflects the total shareholder return of the Russell Midcap Growth Index, as of December 31, 2022, 2021 and 2020, respectively, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The constituent companies of the Russell Midcap Growth Index are attached to this Proxy Statement on
Appendix A
. The Russell Midcap Growth Index is the index used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s 2022 Annual Report. The Company selected the Russell Midcap Growth Index as a comparable as there is a lack of public company comparables in our industry, with most of our peers operating as private companies or divisions of larger diversified companies, and there are no widely recognized published industry indices. We determined that an equity index for companies with similar market capitalization and growth objectives would provide for an appropriate peer group, and we believe the Russell Midcap Growth Index provides the best means of comparison to the Company. The Russell Midcap Growth Index is a subset of the Russell 1000 Index and is composed of select companies from the 800 smallest companies of the Russell 1000 Index (Russell Midcap Index) that display higher price-to-book
ratios and higher forecasted growth values.
Source: Zacks Investment Research, Inc. Used with permission. All rights reserved. Copyright 1980-2023.

PEO Total Compensation Amount	$ 3,258,891	$ 4,237,306	$ 2,895,627
PEO Actually Paid Compensation Amount	$ (3,276,385)	(70,237)	4,888,039
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our PEO’s “Total” compensation as reported in the Summary
Compensation
Table for each covered fiscal year:

Year	Summary Compensation Table Total for PEO ($) (1)	Summary Compensation Table Reported Value of Equity Awards for PEO ($) (2)(3)	Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Compensation Actually Paid to PEO ($)
2022	3,258,891	(2,300,203)	179,157	(4,458,298)	44,068	(3,276,385)
2021	4,237,306	(3,009,591)	1,736,085	(3,033,614)	(422)	(70,237)
2020	2,895,627	(2,259,271)	2,342,263	1,590,266	319,154	4,888,039

Non-PEO NEO Average Total Compensation Amount	$ 1,437,903	1,507,741	1,052,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ (519,387)	88,941	1,872,690
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our other NEOs as reported in the Summary Compensation Table for each applicable year:

Year	Average Summary Compensation Table Total for Non-PEO NEOs($) (1)	Average Summary Compensation Table Reported Value of Equity Awards for Non- PEO NEOs ($) (2)(3)	Average Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Average Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Average Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,437,903	(913,202)	180,437	(1,242,662)	18,136	(519,387)
2021	1,507,741	(956,084)	683,432	(1,055,642)	(90,506)	88,941
2020	1,052,320	(664,946)	841,424	418,422	225,470	1,872,690

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Total Shareholder Return.
While the Company does not utilize total shareholder return as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the total shareholder return of both the Company and the Russell Midcap Growth Index:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Net Income.
While the Company does not utilize Net Income as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the Company’s Net Income. In 2021 and 2022, the flat or negative CAP for both the PEO and our
Non-PEO
NEOs was primarily due to the decline in the price of the Company’s common stock.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Adjusted EBITDA.
The Company has selected Adjusted EBITDA as its most important Company-Selected Measure. The Company uses Adjusted EBITDA as one corporate performance measure for its annual cash bonus program. The below graph demonstrates the relationship between CAP and the Company’s Adjusted EBITDA. In 2021 and 2022, the flat or negative CAP for both the PEO and our
Non-PEO
NEOs was primarily due to the decline in the price of the Company’s common stock.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Total Shareholder Return.
While the Company does not utilize total shareholder return as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the total shareholder return of both the Company and the Russell Midcap Growth Index:

Tabular List [Table Text Block]
Pay versus Performance: Most Important Measures
The following table identifies the three most important financial performance measures to link the CAP to our PEO and
Non-PEO
NEOs in 2022, calculated in accordance with applicable SEC regulations, to Company performance. The measures most important in determining pay during 2022 were those most heavily weighted in our annual bonus programs.

Measure	Nature	Explanation
Adjusted EBITDA (*)	Financial Measure
A
non-GAAP
financial measure that consists of adjusted earnings before interest, taxes, depreciation and amortization and other non-recurring
items reflects the Company’s cash flow generation on a consistent basis and is a strong overall indicator of the Company’s operational performance.

Adjusted EPS (*)	Financial Measure
A
non-GAAP
financial measure that consists of adjusted earnings per diluted share reflects the Company’s overall operating and financial achievements adjusted for the impact of certain non-cash
charges and
non-recurring
transactions.

Revenue Growth	Financial Measure	A financial measure that consists of our revenue growth year over year.

(*)
Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our 2022 Annual Report for additional information on Adjusted EBITDA and Adjusted EPS (diluted adjusted earnings per common share) and a reconciliation of these non-GAAP
financial measures to their respective measures determined under GAAP.

Total Shareholder Return Amount	$ 41.97	83.74	115.09
Peer Group Total Shareholder Return Amount	112	152.84	135.59
Net Income (Loss)	$ 80,641,000	$ 70,459,000	$ 26,992,000
Company Selected Measure Amount	316,994,000	272,068,000	224,396,000
PEO Name	Mr. Kramer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company-selected measure is Adjusted EBITDA which is further described under Pay versus Performance: Most Important Measures below. Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our Annual Reports on Form
10-K
for 2022, 2021 and 2020 for additional information on Adjusted EBITDA and a reconciliation of this non-GAAP
	financial measure to its respective measure determined under GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Purchase Price	$ 1,210,814	$ 3,009,591	$ 2,259,271
Shares of Restricted Stock	18,800	37,700	26,600
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,300,203)	$ (3,009,591)	$ (2,259,271)
PEO [Member] | Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,157	1,736,085	2,342,263
PEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,458,298)	(3,033,614)	1,590,266
PEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,068	(422)	319,154
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Purchase Price	$ 981,210	$ 2,196,922	$ 2,057,126
Shares of Restricted Stock	15,235	27,520	24,220
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (913,202)	$ (956,084)	$ (664,946)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	180,437	683,432	841,424
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,242,662)	(1,055,642)	418,422
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,136	$ (90,506)	$ 225,470